Income tax and social contribution (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Deferred income tax and social contribution
(a)	Reconciliation of the deferred income tax and social contribution:

	Tax losses	Tax credit	Technological inovation (i)	Other temporary differences -ASSETS	Other temporary differences - LIABILITY	Total
Deferred tax
At December 31, 2016	1,051	3,606	(24,378)	3,648	—	(16,074)
Included in the statement of income	436	(721)	(16,814)	28,995	(1,616)	10,280

At December 31, 2017	1,487	2,885	(41,192)	32,642	(1,616)	(5,794)

Included in the statement of income	1,424	(712)	(41,987)	32,073	(117,129)	(126,331)

At December 31, 2018	2,911	2,173	(83,179)	64,715	(118,745)	(132,125)

(i)	The main temporary differences representing the balance of the deferred tax liability refers to the benefit granted by the Technological Innovation Law (Lei do Bem).

Estimated realization of deferred tax assets in non-current assets and liabilities

The estimated realization of deferred tax assets in non-current assets and liabilities is as follows:

	December 31, 2018	December 31,2017
	Liability	Assets	Liability
2018	(8,508)	8,895	(20,728)
2019	(13,659)	4,040	(18,008)
2020	(15,420)	2,111	(2,454)
2021	10,556	982	(1,434)
2022	(105,094)	20,987	(185)

	(132,125)	37,015	(42,809)

Reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the federal statutory rate
(b)	Reconciliation of the income tax and social contribution expense:

PagSeguro Group computed income tax and social contribution under the taxable income method. The following is a reconciliation of the difference between the actual income tax and social contribution expense and the expense computed by applying the Brazilian federal statutory rate for the years ended December 31, 2018, 2017 and 2016:

	December 31, 2018	December 31, 2017	December 31, 2016
Profit for the year before taxes	1,217,623	683,504	155,359
Statutory rate	34%	34%	34%

Expected income tax and social contribution	(413,992)	(232,391)	(52,822)
Income tax and social contribution effect on:
Permanent additions (exclusions)
Gifts	(352)	(375)	—
R&D and technological innovation benefit—Law 11.196/05 (i)	58,893	24,987	15,898
Interest on own capital	—	—	8,860
Taxation of income abroad (ii)	45,008	—	—
Other additions	3,309	3,069	485

Income tax and social contribution expense	(307,134)	(204,711)	(27,580)

Effective rate	25%	30%	18%
Income tax and social contribution—current	(180,884)	(214,988)	(7,431)
Income tax and social contribution—deferred	(126,331)	10,278	(20,149)

(i)

Refers to the benefit granted by the Technological Innovation Law (Lei do Bem), which reduces the income tax charges, based on the amount invested by PagSeguro Group on specific intangible assets, see Note 11.

(ii)

Refers to the benefit based on the local law of the Cayman Islands (specifically, the Companies Law of 1960). There is no taxation on the income earned in the companies based in this jurisdiction. As a result of the local tax regulations, all the exchange variantions from U.S. dollars to reais which generate income have no tax impacts for PagSeguro Digital.